Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) (Parentheticals) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Virginia Real Estate Loan [Member]
Original principal	$ 6,500,000	$ 6,500,000
Monthly installments	$ 36,426	$ 36,426
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Final payment	$ 4,858,220	$ 4,858,220
Maturity date	Apr. 30, 2018	Apr. 30, 2018
North Carolina Real Estate Loan [Member]
Original principal	$ 2,240,000	$ 2,240,000
Monthly installments	$ 12,553	$ 12,553
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Final payment	$ 1,674,217	$ 1,674,217
Maturity date	Apr. 30, 2018	Apr. 30, 2018